Long-term debt - Additional Information (Details) $ in Millions	9 Months Ended
Sep. 30, 2020 USD ($)
Line of Credit Facility [Line Items]
Debt service coverage ratio	1.20%
Security maintenance percentage to loans outstanding, percentage	125.00%
$385 million facility [Member]
Line of Credit Facility [Line Items]
Aggregate borrowing capacity	$ 385.0
Minimum percentage of consolidated equity	25.00%
Minimum amount of consolidated equity	$ 150.0
Minimum amount of working capital	0.0
Minimum liquid assets per vessel	$ 2.5
Minimum debt service percentage	115.00%
Lampung facility [Member]
Line of Credit Facility [Line Items]
Debt service minimum coverage ratio	1.10
Guarantors equity minimum amount	$ 200.0
Guarantor equity, percentage	25.00%
Guarantors liquid assets	$ 20.0
Debt service coverage ratio	1.20%
Minimum [Member] | $385 million facility [Member]
Line of Credit Facility [Line Items]
Minimum liquid assets	$ 15.0
Maximum [Member] | $385 million facility [Member]
Line of Credit Facility [Line Items]
Minimum liquid assets	$ 20.0
FSRU tranche [Member] | Lampung facility [Member]
Line of Credit Facility [Line Items]
Debt instrument, term	7 years
Balloon payment	$ 15.5
Export credit tranche [Member] | Lampung facility [Member]
Line of Credit Facility [Line Items]
Debt instrument, term	12 years